RELATED PARTIES BALANCES AND TRANSACTIONS - Due to related parties (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 100,367	$ 105,400
Related party
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	100,367	105,400
Related party | Shanghai Chuangbo Enterprise Development Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	65,236	70,234
Related party | Jianbiao Dai
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	10,131	10,166
Related party | Lang Wide Investment Inc
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 25,000	$ 25,000